Restructuring and Other (Tables)	3 Months Ended
Mar. 31, 2014
Restructuring and Related Activities [Abstract]
Activity in Recorded Workforce Reduction Liabilities
We had the following activity in our recorded workforce reduction liabilities for the three months ended March 31, 2014 (in thousands):

Beginning balance at December 31, 2013	$39,104
Workforce reduction charges	—
Payments	(19,069)
Amount reversed to income(a)	(940)
Foreign currency translation	(57)
Ending balance at March 31, 2014	$19,038
Amounts reported in Accrued expenses	$19,038